Investment Objectives and Goals - Invesco QQQ Low Volatility ETF	Nov. 21, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Invesco QQQ Low Volatility ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Low VolatilityTM Index (the “Underlying Index”).